Investment Securities	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Investment Securities

NOTE 2 - INVESTMENT SECURITIES

The amortized cost and estimated fair values of investment securities are as follows at December 31, 2013 and 2012:

	(Expressed in thousands)
	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$50,598	$18	$(2,170)	$48,446
Obligations of states and political subdivisions	60,049	1,421	(1,056)	60,414
Mortgage-backed securities	93,501	72	(2,673)	90,900
Equity securities	165	32	(2)	195

Total available-for-sale	$204,313	$1,543	$(5,901)	$199,955

	(Expressed in thousands)
	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$47,101	$201	$(7)	$47,295
Obligations of states and political subdivisions	48,393	3,692	(55)	52,030
Mortgage-backed securities	77,513	1,218	(53)	78,678
Equity securities	183	22	—	205

Total available-for-sale	$173,190	$5,133	$(115)	$178,208

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. Total fair value of these investments at December 31, 2013 and 2012, was approximately $145,017,000 and $33,548,000, which is approximately 72.5% and 18.8%, respectively, of the Company’s available-for-sale investment portfolio.

The Company’s investment securities portfolio contains unrealized losses of direct obligations of the U.S. Government agency securities, including mortgage-related instruments issued or backed by the full faith and credit of the United States government or are generally viewed as having the implied guarantee of the U.S. government, and debt obligations of a U.S. state or political subdivision.

The unrealized losses on the Company’s investments in direct obligations of U.S. government corporations and agencies were caused by interest rate increases. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2013.

The unrealized losses on the Company’s investments in residential mortgage-backed securities were caused by interest rate increases. The Company expects to recover the amortized cost basis over the term of the securities. Because the decline in market value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2013.

The unrealized losses on the Company’s investments in securities of state and political subdivisions were caused by interest rate increases. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2013.

On a quarterly basis, the Company evaluates the severity and duration of impairment for its investment securities portfolio and the Company’s ability to hold the securities till they recover. Generally, impairment is considered other than temporary when an investment security has sustained a decline in market value for a period of twelve months. The Company has concluded that any impairment of its investment securities portfolio is not other than temporary but is the result of interest rate changes that are not expected to result in the noncollection of principal and interest during the period. There are 120 positions that are temporarily impaired at December 31, 2013.

The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time, that the individual securities have been in a continuous unrealized loss position, at December 31, 2013 and 2012:

	(Expressed in thousands)
	2013
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$46,416	$(2,170)	$—	$—	$46,416	$(2,170)
Obligations of states and political subdivisions	19,009	(867)	1,794	(189)	20,803	(1,056)
Mortgage-backed securities	65,915	(2,036)	11,805	(637)	77,720	(2,673)

Total debt securities	131,340	(5,073)	13,599	(826)	144,939	(5,899)
Equity securities	70	(1)	8	(1)	78	(2)

Total	$131,410	$(5,074)	$13,607	$(827)	$145,017	$(5,901)

	(Expressed in thousands)
	2012
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$6,993	$(7)	$—	$—	$6,993	$(7)
Obligations of states and political subdivisions	2,721	(55)	—	—	2,721	(55)
Mortgage-backed securities	23,752	(52)	82	(1)	23,834	(53)

Total debt securities	33,466	(114)	82	(1)	33,548	(115)
Equity securities	—	—	—	—	—	—

Total	$33,466	$(114)	$82	$(1)	$33,548	$(115)

The amortized cost and fair value of investment securities at December 31, 2013, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	(Expressed in thousands)
	Securities Available-for-Sale
	Amortized Cost	Fair Value
Due in one year or less	$1,297	$1,330
Due after one year through five years	8,736	8,721
Due after five years through ten years	69,059	67,146
Due after ten years	31,555	31,663

	110,647	108,860
Mortgage-backed securities	93,501	90,900
Equity securities	165	195

Total	$204,313	$199,955

The maturity distribution using book value including accretion of discounts and amortization of premiums and approximate yield of investment securities at December 31, 2013 and December 31, 2012 are presented in the following table. Tax equivalent yield basis was used on tax exempt obligations. Approximate yield was calculated using a weighted average of yield to maturities. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(dollars in thousands)	December 31, 2013			December 31, 2012
	Amortized Cost	Fair Value	Yield	Amortized Cost	Fair Value	Yield
U.S. Government corporations and agencies
Within One Year	$9	$9	0.01%	$10	$10	0.01%
After One But Within Five Years	7,490	7,416	1.81	6,000	6,034	1.88
After Five But Within Ten Years	43,099	41,021	1.81	41,088	41,248	1.75
After Ten Years	—	—	—	3	3	0.87

	50,598	48,446	1.81	47,101	47,295	1.77
States & Political Subdivisions
Within One Year	1,288	1,321	6.59	970	990	4.98
After One But Within Five Years	1,246	1,305	5.95	1,101	1,158	5.92
After Five But Within Ten Years	25,960	26,125	5.11	19,439	20,633	5.23
After Ten Years	31,555	31,663	5.65	26,883	29,249	5.90

	60,049	60,414	5.44	48,393	52,030	5.62

Mortgage-Backed Securities	93,501	90,900	2.06	77,513	78,678	2.01

Equity Securities	165	195	4.02	183	205	1.97

Total	$204,313	$199,955	3.02%	$173,190	$178,208	3.00%

Proceeds from sales of securities available-for-sale during the years ended December 31, 2013, 2012, and 2011, were $7,613,182, $35,972,158 and $24,092,900, respectively. Gross gains of $380,338 and gross losses of $341 in 2013; gross gains of $1,091,018 and gross losses of $315 in 2012; and gross gains of $747,015 and gross losses of $16,118 in 2011, were realized on those sales. Assets carried at $65,339,000 and $65,418,000 at December 31, 2013 and 2012, respectively, were pledged to secure United States Government and other public funds and for other purposes as required or permitted by law.